Trading Advisors (Details)	5 Months Ended	12 Months Ended	11 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	5 Months Ended	10 Months Ended	12 Months Ended	5 Months Ended	9 Months Ended		7 Months Ended	6 Months Ended	2 Months Ended	10 Months Ended
	May 31, 2012	Dec. 31, 2014	Nov. 30, 2013	May 31, 2014	May 31, 2014	Dec. 31, 2014	Oct. 30, 2012	Oct. 30, 2012	Dec. 31, 2011	May 30, 2013	Sep. 30, 2013	Oct. 09, 2012	Aug. 07, 2014	Jun. 27, 2013	Feb. 28, 2014	Dec. 31, 2014
Aspect [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name		Aspect Capital Limited (“Aspect”)
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)	0.1667%	0.125%
Management fee, annual basis (in hundredths)	2.00%	1.50%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)		20.00%
Blackwater [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name		Blackwater Capital Management LLC
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)		0.0625%	0.1042%
Management fee, annual basis (in hundredths)		0.75%	1.25%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)		20.00%
Campbell [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name		Campbell
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)		0.1667%		0.1667%	0.1667%	0.125%
Management fee, annual basis (in hundredths)		2.00%		2.00%	2.00%	1.50%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)		20.00%
Chesapeake [Member]
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)	0.1667%	0.0833%						0.1667%
Management fee, annual basis (in hundredths)	2.00%	1.00%						2.00%
Temporarily reduced management fee, annual basis (in hundredths)							1.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)								19.00%
JWH [Member]
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)								0.1667%
Management fee, annual basis (in hundredths)								2.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)								20.00%
Rotella [Member]
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)		0.0833%
Management fee, annual basis (in hundredths)		1.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)		20.00%
Winton [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name		Winton Capital Management Limited
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)		0.125%							0.1667%
Management fee, annual basis (in hundredths)		1.50%							2.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)		20.00%
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | C-View [Member]
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)										0.1667%
Management fee, annual basis (in hundredths)										2.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)										20.00%
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Krom River [Member]
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)		0.0833%									0.1667%
Management fee, annual basis (in hundredths)		1.00%									2.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)		20.00%
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Cambridge [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name		Cambridge
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)		0.125%
Management fee, annual basis (in hundredths)		1.50%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)		15.00%
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Flintlock [Member]
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)												0.125%
Management fee, annual basis (in hundredths)												1.50%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)												20.00%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Altis [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name		Altis Partners (Jersey) Limited
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)		0.1042%
Management fee, annual basis (in hundredths)		1.25%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)		20.00%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | EMC [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name		EMC Capital Advisors, LLC
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)		0.1667%
Management fee, annual basis (in hundredths)		2.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)		20.00%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Graham [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name		Graham Capital Management, L.P. ("Graham")
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)		0.1667%
Management fee, annual basis (in hundredths)		2.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)		20.00%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Northfield [Member]
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)		0.0833%	0.1667%										0.0833%
Management fee, annual basis (in hundredths)		1.00%	2.00%										1.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)													20.00%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Rabar [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name		Rabar Market Research, Inc. ("Rabar")
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)		0.1667%
Management fee, annual basis (in hundredths)		2.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)		20.00%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Sunrise Capital [Member]
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)														0.1667%
Management fee, annual basis (in hundredths)														2.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)														20.00%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Aventis [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name		Aventis
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)		0.1042%													0.125%	0.1042%
Management fee, annual basis (in hundredths)		1.25%													1.50%	1.25%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)		20.00%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Blenheim [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name		Blenheim
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)		0.1667%													0.25%	0.1667%
Management fee, annual basis (in hundredths)		2.00%													3.00%	2.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)		20.00%													15.00%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name		PGR Capital L.P.
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)		0.0833%
Management fee, annual basis (in hundredths)		1.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)		20.00%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Blackwater [Member]
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)																20.00%